Mortgages Receivable (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
2017	$ 10,264,013	$ 13,328,863
2018	21,634,186	10,704,193
2019	7,389,127	8,096,976
2020	8,519,919	1,620,578
Total	$ 47,807,245	$ 32,521,588	$ 26,017,867